Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 1,188	$ 1,041
Income before tax multiplied by the standard rate of Canadian corporate tax of 26.5% (2016 - 26.6%)	315	277
Income taxes recorded at rates different from the Canadian tax rate	(496)	(407)
Tax losses for which no benefit is recognized	42	63
Net non-taxable gains on disposal of businesses		(9)
Net non-deductible foreign exchange and other losses	100	17
Withholding taxes	38	24
Impact of non-controlling interests	(18)	(13)
Other adjustments related to prior years	18	(9)
Impact of tax law changes	(298)	(5)
Provision for uncertain tax positions	15	41
Other differences	10	6
Total tax benefit	$ (274)	$ (15)